EMPLOYEE BENEFIT PLANS - Narrative (Details) $ in Thousands			3 Months Ended		12 Months Ended
	Jul. 31, 2023 plan	Feb. 28, 2023 plan	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Pension settlement charge					$ 5,979	$ 2,036	$ 0
Cost recognized					2,700	2,500	$ 2,500
Amount of employer and related party securities included in plan assets					$ 6,400	$ 8,100
Separate Investment Accounts
Defined Benefit Plan Disclosure [Line Items]
Number of qualified defined benefit plans | plan		1
Mortality assumptions in actuarial loss				$ 2,700
Pension settlement charge				$ 5,700
Postretirement
Defined Benefit Plan Disclosure [Line Items]
Number of qualified defined benefit plans | plan	1
Mortality assumptions in actuarial loss			$ 1,200